SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this Report, the date the financial statements were available to be issued, noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosure.

On January 16, 2023, the Company issued 10,650,921 shares of common stock to GHS Investments, LLC for a cash consideration of $16,557. The Company paid a sales commission of $331.

On February 6, 2023, the Company issued 16,854,990 shares of common stock to GHS Investments, LLC for a cash consideration of $27,581. The Company paid a sales commission of $552.

On February 10, 2023, the Company issued 50,000 shares of common stock under 2019 Plan to an employee for past services. The shares were valued at the fair value of common stock on the date of issuance.

On February 21, 2023, the Company issued 100,000 shares of common stock under 2019 Plan to an advisor of the Company. The shares were valued at their fair value on the date of issuance.

On February 22, 2023, the Company issued 4,097,453 shares of common stock to GHS Investments, LLC for a cash consideration of $10,057. The Company paid a sales commission of $201.

On March 13, 2023, the Company issued 100,000 shares of common stock under 2019 Plan to an advisor of the Company. The shares were valued at their fair value on the date of issuance.

On March 23, 2023, the noteholder of Convertible Promissory Note F elected to convert $27,814 of the principal amount of the note and accrued and unpaid interest of $7,186 into 17,837,838 shares of common stock at the conversion price of $0.00185 per share.

On April 1, 2023, pursuant to their respective employment agreements, 1,500,000 shares of common stock previously awarded to each of the Company’s CEO and COO vested.

As of the date of this filing, the Company is in default with the terms of the Notes A and D, which matured for payment on March 1, 2023. The Company is negotiating with the noteholders to extend the maturity date to cure the default.